Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Revenues		$ 2,616,012	$ 2,589,890
Revenues – related parties		22,828	22,707
Cost of revenues		(1,508,546)	(1,261,676)
Cost of revenues – related parties		(93,584)	(223,542)
Gross profit		1,036,710	1,127,379
Operating expenses
Selling and marketing expenses		(186,744)	(162,031)
Selling and marketing expenses – related parties		(50,102)	(52,873)
General and administrative expenses		(727,349)	(330,042)
General and administrative expenses – related parties		(1,227)	(2,456)
Total operating expenses		(965,422)	(547,402)
Operating income		71,288	579,977
Other income, net		27,887	35,788
Income before taxes		99,175	615,765
Provision for income taxes		(4,978)	(54,448)
Net income		94,197	561,317
Other comprehensive income
Foreign currency translation adjustment		(2,762)	(1,234)
Total comprehensive income		$ 91,435	$ 560,083
Earning per share – basic (in Dollars per share)	[1]		$ 0.045
Earning per share – diluted (in Dollars per share)	[1]		$ 0.045
Basic weighted average shares outstanding (in Shares)	[1]	13,121,967	12,500,000
Diluted weighted average shares outstanding (in Shares)	[1]	13,121,967	12,500,000

[1]	Retrospectively restated for effect of share reorganization (see Note 10)